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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Address of principal executive offices) *(Zip code)*

Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)

Registrant's telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.
Table of Contents

Item 1. Portfolio of Investments in Securities.

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities (unaudited)
December 31, 2019

Long-Term State and Municipal Obligations - 98.8%	**Principal Amount**	**Fair Value**
Michigan - 38.7%		
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$ 400,000	$ 416,128
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	536,640
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	598,055
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	271,377
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	421,924
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	517,510
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	591,285
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	301,665
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	561,700
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 1, 2022	45,000	45,136
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	281,890
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	386,554
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	269,515
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	377,374
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036	500,000	519,510
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	527,125
Michigan State University, General Revenue, Stepped Coupon, 3%, August 15, 2045	650,000	651,378
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	432,036
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	855,144
University of Michigan, Revenue, 4%, April 1, 2043	250,000	280,275
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced)	485,000	544,194
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	295,960
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	438,364
		10,120,739
Arizona - 3.5%		
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038	250,000	282,462
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	269,868
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	368,406
		920,736

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
December 31, 2019

Long-Term State and Municipal Obligations - 98.8%	Principal Amount	Fair Value
Arkansas - 1.3%		
South Conway County School District No. 17, Arkansas, 3.75%, June 1, 2045	$ 335,000	$ 337,978
Colorado - 0.3%		
Colorado Springs, Colorado, Utilities System Revenue, Series 2010D-1, 5.25%, November 15, 2033 (Pre-refunded)	90,000	93,211
Florida - 0.9%		
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	200,000	224,676
Georgia - 3.2%		
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	317,478
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	514,990
		832,468
Hawaii - 3.2%		
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 1, 2041 (Pre-refunded)	250,000	264,565
Hawaii State, Series FG, 4%, October 1, 2036	500,000	559,610
		824,175
Illinois - 2.9%		
Illinois Finance Authority, 4%, October 1, 2033	250,000	259,513
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	508,896
		768,409
Indiana - 4.8%		
Carmel, Indiana, Redevelopment Authority Revenue , 5% July 1, 2025 (Pre-refunded)	250,000	254,770
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	514,191
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030 (Pre-refunded)	350,000	350,994
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030 (Pre-refunded)	130,000	130,364
		1,250,319
Maine - 1.0%		
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75% November 15, 2038	250,000	265,868
Massachusetts - 0.1%		
Massachusetts State Housing Finance Agency, 3.35%, December 1, 2028	25,000	25,070
Nebraska - 1.0%		
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038	250,000	259,595

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
December 31, 2019

Long-Term State and Municipal Obligations - 98.8%	Principal Amount	Fair Value
Nevada - 1.1%		
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	$ 250,000	$ 282,087
New Hampshire - 3.7%		
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	968,835
New York - 9.2%		
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2035	275,000	309,829
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2037	250,000	279,905
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2041	335,000	370,115
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	273,692
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	83,574
New York State Dormitory Authority, State, Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	334,674
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	547,295
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	206,234
		2,405,318
North Dakota - 0.4%		
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 1, 2025	100,000	105,978
Ohio - 1.4%		
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	371,254
Pennsylvania - 5.7%		
Montgomery County, Pennsylvania, Industrial Development Authority, FHA Insured Mortgage Revenue, Series 2010, 5%, August 1, 2020	115,000	117,622
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	596,238
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	548,090
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	221,674
		1,483,624
South Dakota- 2.0%		
South Dakota Housing Development Authority, Homeownership Mortgage, 2018 Series A, 3.8%, November 1, 2038	500,000	533,275

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
December 31, 2019

Long-Term State and Municipal Obligations - 98.8%	**Principal Amount**	**Fair Value**
Texas - 7.4%		
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 15, 2032 (Pre-refunded)	$ 400,000	$ 405,440
Arlington, Texas, Water and Wastewater System Revenue, Series 2010, 4%, June 1, 2020	150,000	151,803
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	277,798
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee)	250,000	277,512
Prosper, Texas, 4%, February 15, 2035	265,000	290,244
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	356,956
Waco, Texas, 3.125%, February 1, 2036	180,000	185,420
		1,945,173
Utah - 0.6%		
Tooele County, Utah, School District, Series 2014, 4%, June 1, 2020 (Utah State Board Guaranty Program)	150,000	151,821
Virginia - 2.1%		
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043	250,000	275,712
Virginia College, Building Authority, Series, B, 4%, February 1, 2028 (Pre-refunded)	250,000	265,118
		540,830
Washington - 2.3%		
University of Washington, Revenue, 4.5%, April 1, 2035	330,000	341,695
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041	250,000	263,465
		605,160
Wisconsin - 2.0%		
Wisconsin Housing and Economic Development Authority, Housing Ownership Revenue, 2018 Series D, 3.55%, September 1, 2033	500,000	533,460
Total long-term state and municipal obligations (Cost $24,518,331) - 98.8%		25,850,059

Money Market Fund - 0.7%	**Shares**	
Goldman Sachs Financial Square Government Fund, Institutional Shares, 1.33%* (Cost $169,550)	169,550	169,550
Total investments (Cost $24,687,881) - 99.5%		26,019,609
Other assets less liabilities, net - 0.5%		134,099
Net assets (100%)		$ 26,153,708

* Seven-day yield.

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities – Continued (unaudited)
December 31, 2019

Notes:

On December 31, 2019, the cost on a tax basis of investments in securities was $24,518,331. Net unrealized appreciation totaled $1,331,728 of which $1,331,939 related to appreciated securities and $211 related to depreciated securities.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

Level 3: Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of December 31, 2019, based on the inputs used to value them:

	Securities			
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$ -	$ 25,850,059	$ -	$ 25,850,059
Money market fund	169,550	-	-	169,550
Total	$ 169,550	$ 25,850,059	$ -	$ 26,019,609

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: _/s/ Joel D. Tauber___________________
Joel D. Tauber, President

Date: January 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/ Joel D. Tauber ___________________
Joel D. Tauber, President

Date: January 30, 2020

By: _/s/ Ellen T. Horing___________________
Ellen T. Horing, Treasurer

Date: January 30, 2020

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.